SCHEDULE OF STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense		$ 477	$ 563	$ 1,314	$ 1,381	$ 2,187	$ 965
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense		52	60	154	187
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense		76	39	201	136
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense		24	30	83	99
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total stock compensation expense	[1]	$ 325	$ 434	$ 876	$ 959

[1]	Includes ESPP expense